Investments	12 Months Ended
Dec. 31, 2019
Investments
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	12,400	28,500	4,094
Total held-to-maturity investments	12,400	28,500	4,094
- Available-for-sale investments
- Fixed income products	42,148	—	—
Total available-for-sale investments	42,148	—	—
Total Investments held by consolidated investment funds	395,929	642,759	92,326
Total short-term investments	450,477	671,259	96,420
Long-term investments
- Held-to-maturity investments
- Fixed income products	121,671	36,816	5,288
Total held-to-maturity investments	121,671	36,816	5,288
- Available-for-sale investments
- Fixed income product	139,994	15,081	2,167
Total available-for-sale investments	139,994	15,081	2,167
- Other long-term investments
- Investments measured at fair value	374,612	255,967	36,767
- Investments measured at cost less impairment
- Private equity funds products	138,149	105,614	15,171
- Other investments measured at cost less impairment	141,200	207,302	29,777
Total other long-term investments	653,961	568,883	81,715
Total Investments held by consolidated investment funds	109,439	260,311	37,391
Total long-term investments	1,025,065	881,091	126,561
Total investments	1,475,542	1,552,350	222,981

Held-to-maturity investments consist of investments in fixed income products managed by the Group that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB22,090, RMB19,740 and RMB5,711 for the years ended December 31, 2017, 2018 and 2019, respectively. The gross unrecognized holding gain was RMB5,863 and RMB4,565 as of December 31, 2018 and 2019. Of the long-term held-to-maturity investments, RMB36,816 will mature in 2021. Based on periodical assessment on other-than-temporary impairment, for certain held -to-maturity investments, the Group considered that the collection is not probable due to credit deterioration of the underlying investments, and concluded that other-than-temporary impairments have resulted since the second quarter of 2019. The other-than-temporary impairment losses was RMB104,365 and recorded in investment income (loss) for the year ended December 31, 2019. No impairment losses were recognized for the years ended December 31, 2018 and 2017.

Available-for-sale investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. On January 1, 2018, upon adoption of ASU 2016-01, the Group recorded a cumulative effect adjustment from other comprehensive income to retained earnings of RMB251.6 million (US $36.1 million), net of tax, for the unrealized gains related to equity securities previously classified as available-for-sale investments. Changes in fair value of the available-for-sale investments, net of tax, for the years ended December 31, 2018 and 2019 was RMB9,314 and RMB4,306, recorded in the other comprehensive income, of which RMB9,663 and RMB5,103 was realized and reclassified from other comprehensive income to investment income in the consolidated statements of operations during the year. The amortized cost of the available-for-sale investments as of December 31, 2018 and 2019 was RMB182,142 and RMB15,081, respectively. There’s no investment with realized or unrealized losses during the periods presented.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest, equity investments of common shares of several companies with less than 20% interest. The Group elects to measure these investments at fair value or at cost, less impairment.